SUBSEQUENT EVENTS (Details) - Roth CH Acquisition V Co. - Extension amendment - item	Oct. 25, 2024	May 17, 2023
SUBSEQUENT EVENTS
Number of times up to which the business combination is consummated		6
Period of extension amendment allowed		1 month
Subsequent Event
SUBSEQUENT EVENTS
Number of times up to which the business combination is consummated	6
Period of extension amendment allowed	1 month